Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Voting power	50.00%
Cash and cash equivalents balances	$ 6,717,787	$ 2,467,638
Cash depositor	71,499
Credit losses against accounts receivable	$ 12,750	2,861	$ 3,015		$ 22,945
Estimated useful life for land	50 years			50 years
Estimated useful lives	10 years			10 years
Impairment
Related party transactions rate	10.00%
Revenue recognized	$ (55,073)	22,331
Credit term	120 days
Performance obligations	$ 4
Acceptance date	12 months
Management approach to determine reportable segments description	The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief executive officer
operating and reportable segment	1
Advertising costs	$ 65,764	140,115	21,872
Employee benefit expenses	65,788	45,650	$ 31,602
Deferred offering costs	2,451,800
Statutory reserves	$ 361,083	361,083
VAT rates	13.00%
Uncertain tax positions
Dilutive shares (in Shares) | shares
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Credit losses against accounts receivable	$ 12,750	$ 2,861
China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Cash depositor | ¥				¥ 500,000
Statutory Reserves [Member]
Summary of Significant Accounting Policies [Line Items]
Annual appropriations tax profit	10.00%
Balance Sheet Accounts [Member] | China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Exchange rate	6.9931	7.2993		6.9931
Balance Sheet Accounts [Member] | United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1	1		1
Statements of Operations [Member] | China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7.1875	7.1957		7.1875
Statements of Operations [Member] | United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1	1		1
Agent [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue recognized
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate amounts of cash deposited		$ 2,467,638
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Annual appropriations tax profit	50.00%
Aggregate amounts of cash deposited	$ 6,717,787
PRC [Member] | Statutory Reserves [Member]
Summary of Significant Accounting Policies [Line Items]
Annual appropriations tax profit	50.00%